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                     SUPPLEMENT DATED JANUARY 24, 2013 TO

                       PROSPECTUS DATED MAY 1, 2012 FOR

        SCHEDULED PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Under "The Subaccount and the Total Return Fund" section of your variable annuity prospectus, the Adviser information for GE Investments Funds, Inc. -- Total Return Fund is replaced with the following:

GE Asset Management Incorporated (subadvised by BlackRock Investment Management, LLC)

18326 SUPPA 01/24/13